Segment Information (Details)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Number of Reportable Segments	4
Tanker Segment
Number of vessels	4
Gas Carrier Segment
Number of vessels	4
Offshore Support Segment | Not in operation
Number of vessels		5